Other Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other Financial Assets and Liabilities

7.	Other Financial Assets and Liabilities
Details of other financial assets and liabilities as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Other financial assets
Financial assets at amortized cost 1	￦	608,389	￦	1,060,058
Financial assets at fair value through profit or loss 1,2		952,319		1,064,856
Financial assets at fair value through other comprehensive income 1		347,877		1,508,192
Derivatives used for hedging		99,453		190,830
Less: Non-current		(822,379)		(2,501,484)

Current	￦	1,185,659	￦	1,322,452

Other financial liabilities
Financial liabilities at amortized cost 3	￦	263,500	￦	246,606
Financial liabilities at fair value through profit or loss		216,040		141,280
Derivatives used for hedging		18,126		33,555
Less: Non-current		(424,859)		(412,650)

Current	￦	72,807	￦	8,791

1
As at December 31, 2022, the Group’s other financial assets amounting to
￦
102,215 million (December 31, 2021:
￦
115,033 million), which consist of checking account deposits, time deposits and others, are subject to withdrawal restrictions.

2	As at December 31, 2022, the Group provided investments in Korea Software Financial Cooperative amounting to ￦ 5,626 million as a collateral for the payment guarantee provided by the Cooperative.
3	The amount includes liabilities related to the obligation to acquire additional shares in Epsilon Global Communications Pte. Ltd. and MILLIE Co., Ltd. (Note 20).
Details of financial assets at fair value through profit or loss as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Equity Instruments (Listed)	￦	24,285	￦	26,647
Equity Instruments (Unlisted)		64,835		72,517
Debt securities		862,481		942,274
Derivatives held for trading 1		718		23,418

Total		952,319		1,064,856
Less: non-current		(488,040)		(609,887)

Current	￦	464,279	￦	454,969

1
During the year ended December 31, 2022, derivative assets amount to
￦
18,996 million, which is recognized by an agreement with LS Cable & System Ltd. In connection with KT Submarine Co., Ltd. (Note 20).

The maximum exposure of debt instruments of financial assets recognized at fair value through profit or loss to credit risk is the carrying amount as at December 31, 2022.

Details of financial assets at fair value through other comprehensive income as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Equity Instruments (Listed) 1	￦	19,079	￦	1,006,476
Equity Instruments (Unlisted)		234,048		496,284
Debt securities		94,750		5,432

Total		347,877		1,508,192
Less: non-current		(259,435)		(1,508,192)

Current	￦	88,442	￦	—

1	As at December 31, 2022, financial assets at fair value through other comprehensive income include shares of Shinhan Financial Group Co., Ltd., HYUNDAI MOBIS, and HYUNDAI MOTOR COMPANY.
Upon disposal of these equity investments, any balance within the accumulated other comprehensive income for these equity investments is not classified to profit or loss, but to retained earnings. Upon disposal of these debt investments, the remaining balance of the accumulated other comprehensive income of debt investments is reclassified to profit or loss.
During the period ended December 31, 2021, the Group sold all Mastercard Inc. shares. The fair value of the shares sold is
￦
206,840 million, and the cumulative amount recognized in comprehensive income after tax is
￦
76,296 million. Of these,
￦
53,052 million is reclassified as retained earnings attributable to owners of the Controlling Company.
Details of valuation of derivatives
used for hedging as at December 31, 2021 and 2022, are as follows:

	December 31, 2021				December 31, 2022
( i n millions of Korean won)	Assets		Liabilities		Assets		Liabilities
Interest rate swap 1, 3	￦	—	￦	77	￦	4,236	￦	—
Currency swap 2, 3		99,453		18,049		186,594		33,555

Total		99,453		18,126		190,830		33,555
Less: non-current		(67,889)		(242)		(147,141)		(33,555)

Current	￦	31,564	￦	17,884	￦	43,689	￦	—

1	The interest rate swap contract is to hedge the risk of variability in future fair value of the borrowings.
2
The currency swap contract is to hedge the risk of variability in cash flow from the borrowings. In applying the cash flow hedge accounting, the Group hedges its exposures to cash flow fluctuation until September 7, 2034.

3
The amount of derivatives subject to the second phase of interest rate indicator reform is assets
￦
100,537 million, liabilities
￦
500 million and the Group is assessing the impact of switching to an alternative interest rate indicator.

The full
fa
ir
value of a hedging derivative is classified as a non-current asset or liability if the remaining maturity of the hedged item is more than 12 months and, as a current asset or liability, if the maturity of the hedged item is less than 12 months.

The valuation gains and losses on the derivatives contracts for the years ended December 31, 2020, 2021 and 2022, are as follows:

( i n millions of Korean won)	2020						2021						2022
Type of Transaction	Valuation gain		Valuation loss		Other comprehensive income 1		Valuation gain		Valuation loss		Other comprehensive income 1		Valuation gain		Valuation Loss		Other comprehensive income 1
Interest rate swap	￦	—	￦	—	￦	(567)	￦	—	￦	—	￦	1	￦	63	￦	490	￦	4,666
Currency swap		—		161,661		(113,175)		203,961		7,206		191,569		154,611		20,723		79,781
Currency forwards		—		2,049		—		—		—		—		—		—		754

Total	￦	—	￦	163,710	￦	(113,742)	￦	203,961	￦	7,206	￦	191,570	￦	154,674	￦	21,213	￦	85,201

1	The amounts directly reflected in equity are before adjustments of deferred income tax and allocation to the non-controlling interest.
The ineffective portion recognized in profit or loss on the cash flow hedges are
valuation
gains
of
￦
2,707 million for the
year ended December 31, 2022
(2020: valuation loss of
￦
2,711 million, 2021: valuation gain of
￦
11,825 million).
The unsettled amount of derivative instruments for the years ended December 31, 2021 and 2022, are as follows:
(i) Hedging instruments

( i n millions of Korean won and thousands of foreign currencies)	2021
				Book value of hedging instruments				Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount		Assets		Liabilities
USD	2,016,350	￦	2,322,085	￦	93,948	￦	77	￦	186,130
JPY	30,000,000		326,751		—		18,049		(7,199)
SGD	284,000		245,208		5,431		—		18,387
EUR	7,700		10,283		74		—		51

Total		￦	2,904,327	￦	99,453	￦	18,126	￦	197,369

( i n millions of Korean won and thousands of foreign currencies)	2022
				Book value of hedging instruments				Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount		Assets		Liabilities
USD	2,111,509	￦	2,527,626	￦	160,243	￦	32,936	￦	170,856
JPY	400,000		4,357		—		409		(308)
SGD	284,000		245,208		26,351		—		20,511
EUR	7,700		10,283		—		210		129
KRW	—		170,000		4,236		—		4,717

Total		￦	2,957,474	￦	190,830	￦	33,555	￦	195,905

(ii) Hedged item

( i n millions of Korean won)
	2021						2022
Currency	Book value of hedged items		Changes in fair value to calculate the ineffective portion of hedges		Cash flow hedge reserves 1		Book value of hedged items		Changes in fair value to calculate the ineffective portion of hedges		Cash flow hedge reserves 1
USD	￦	2,401,943	￦	(177,120)	￦	21,826	￦	2,675,885	￦	(170,010)	￦	(13,947)
JPY		309,072		7,199		269		3,813		308		116
SGD		249,108		(15,570)		3,071		267,843		(18,720)		3,406
EUR		10,336		(53)		18		10,404		(121)		582
KRW		—		—		—		101,035		(4,655)		4,385

Total	￦	2,970,459	￦	(185,544)	￦	25,184	￦	3,058,980	￦	(193,198)	￦	(5,458)

1	The amount is after the deferred tax directly added or subtracted to the capital is reflected.
Details of financial liabilities at fair value through profit or loss as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Derivatives held for trading 1,2,3	￦	216,040	￦	141,280

1
The Group signed a shareholder-to-share agreement with financial investors participating in the paid-in capital increase of K Bank Inc. for the year period ended December 31, 2021. According to the Drag-Along Right, if K Bank Inc. fails to be listed on the terms agreed upon for the date of completion of the acquisition, financial investors may exercise the Drag-Along right to the Group, and the Group may comply or exercise the right to claim for sale. If financial investors exercise the Drag-Along Right, the Group must exercise the right to claim for sale or guarantee the return on the terms agreed upon by financial investors.

2	The amount includes derivatives for convertible bonds issued by the Group (Note 16).
3
During the year ended December 31, 2022, derivative liabilities recognized amount to
￦
930 million, which is recognized by an agreement with LS Cable & System Ltd. in connection with KT Submarine Co., Ltd. (Note 20).

The valuation gain and loss on financial liabilities at fair value through profit or loss for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020				2021				2022
( i n millions of Korean won)	Valuation gain		Valuation loss		Valuation gain		Valuation loss		Valuation gain		Valuation loss
Derivatives held for trading	￦	172	￦	53	￦	51,187	￦	8,741	￦	24,683	￦	1,800